Supplement to the

Fidelity® Japan Fund

December 30, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Fidelity® Japan Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.03%B

Total annual operating expenses	0.87%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Tokyo Stock Price Index (TOPIX). The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

1 year	$ 89

3 years	$ 278

5 years	$ 482

10 years	$ 1,073

JPN-SUSTK-0324-101 1.9886592.101	March 1, 2024

Supplement to the

Fidelity® Japan Fund

Class A, Class M, Class C, Class I, and Class Z

December 30, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.88%A,B	0.88%A,B	0.86%A,B	0.87%A,B	0.72%A,B

Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.03%B	0.03%B	0.03%B	0.03%B	0.03%B

Total annual operating expenses	1.16%	1.41%	1.89%	0.90%	0.75%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Tokyo Stock Price Index (TOPIX). The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.25% for Class M, 0.23% for Class C, 0.24% for Class I, and 0.09% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 686	$ 686	$ 489	$ 489	$ 292	$ 192	$ 92	$ 92	$ 77	$ 77

3 years	$ 922	$ 922	$ 781	$ 781	$ 594	$ 594	$ 287	$ 287	$ 240	$ 240

5 years	$ 1,177	$ 1,177	$ 1,094	$ 1,094	$ 1,021	$ 1,021	$ 498	$ 498	$ 417	$ 417

10 years	$ 1,903	$ 1,903	$ 1,982	$ 1,982	$ 2,021	$ 2,021	$ 1,108	$ 1,108	$ 930	$ 930

AJPNA-SUSTK-0324-104 1.9881404.104	March 1, 2024